Share-based payment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Expenses on Share-Based Payment Plans

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Partner plan	(499)	(336)	(264)
Share-based plan	(608)	(482)	(473)
Total	(1,107)	(818)	(737)

Schedule of Changes in Share-Based Compensation Plan

	01/01 to 12/31/2025	01/01 to 12/31/2024
	Quantity	Quantity (1)
Opening balance	84,186,167	70,728,010
New	33,444,044	26,358,836
Delivered	(14,551,588)	(9,054,653)
Cancelled	(1,058,266)	(3,846,026)
Closing balance	102,020,357	84,186,167
Weighted average of remaining contractual life (years)	2.11	2.19
Market value weighted average (R$)	21.24	26.15
1) For better comparability, the numbers of shares presented were adjusted to reflect bonus shares issued on March 20, 2025, in the proportion of one new share for every 10 held, and on December 30, 2025, in the proportion of three new shares for every 100 held.

Schedule of Change in Share-Based Variable Compensation

	01/01 to 12/31/2025	01/01 to 12/31/2024
	Quantity	Quantity (1)
Opening balance	47,813,732	49,279,420
New	26,766,853	22,829,512
Delivered	(24,312,818)	(23,485,766)
Cancelled	(466,053)	(809,434)
Closing balance	49,801,714	47,813,732
Weighted average of remaining contractual life (years)	0.92	0.84
Market value weighted average (R$)	24.98	31.55
1) For the better comparability, the numbers of shares presented were adjusted to reflect bonus shares issued on March 20, 2025, in the proportion of one new share for every 10 held, and on December 30, 2025, in the porportion of three new shares for every 100 held.